Intangible Assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Amortization expenses on intangible assets other than goodwill	₺ 1,095,401	₺ 921,812	₺ 549,251
Impairment losses on intangible assets	1,986	3,181	0
Internally generated [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized cost	124,504	126,916
Amortization expense	₺ 37,532	₺ 30,148	₺ 28,560